The adoption of IFRS 9	12 Months Ended
Dec. 31, 2018
The adoption of IFRS 9
The adoption of IFRS 9

33 Adoption of IFRS 9

The Group’s accounting policies have significantly changed on the adoption of IFRS 9 ‘Financial Instruments’ with effect from 1 January 2018. Prior years are re-presented but there has been no restatement of prior year data.

IFRS 9 changed the classification categories of financial assets from IAS 39. Held-for-trading assets were classified to mandatory fair value through profit or loss; loans and receivables were classified to amortised cost; and available-for-sale assets were classified as fair value through other comprehensive income unless they were deemed to be in a fair value business model or failed the contractual cash flow requirements under IFRS 9. There were no changes in the classification and measurement of financial liabilities.

Loans to customers of £2.1 billion were reclassified from loans and receivables under IAS 39 to fair value through profit or loss under IFRS 9. As a result, their carrying value increased by £583 million.

The net increase to loan impairments under IAS 39 was £616 million under the expected credit loss requirements of IFRS 9, including £85 million under provisions for contingent liabilities and commitments. This includes discontinued activities which is shown below on other assets and other liabilities

The impact on the Group’s balance sheet at 1 January 2018 and the key movements in relation to the impact on classification and measurement, expected credit losses and tax are as follow:

		Changes to presentation			IFRS 9 impact
		Held-for-trading
	31 December	exported to		30 December	Classification	Expected		1 January
	2017	trading	New	2017	&	credit		2018
	(IAS 39)	assets/liabilities	presentation	re-presented	measurement	losses	Tax	(IFRS 9)
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	98,337	—	—	98,337	—	(1)	—	98,336
Trading assets	—	85,991	—	85,991	—	—	—	85,991
Derivatives	—	—	160,843	160,843	—	—	—	160,843
Settlement balances	—	—	2,517	2,517	—	—	—	2,517
Loans and advances to banks	30,251	(18,734)	(11,517)	—	—	—	—	—
Loans to banks - amortised cost	—	—	11,517	11,517	—	(3)	—	11,514
Loans and advances to customers	349,919	(39,747)	(310,172)	—	—	—	—	—
Loans to customers - amortised cost	—	—	310,116	310,116	(2,191)	(524)	—	307,401
Debt securities	78,933	(27,481)	(51,452)	—	—	—	—	—
Equity shares	450	(29)	(421)	—	—	—	—	—
Other financial assets	—	—	51,929	51,929	2,752	(3)	—	54,678
Settlement balances	2,517	—	(2,517)	—	—	—	—	—
Derivatives	160,843	—	(160,843)	—	—	—	—	—
Intangible assets	6,543	—	—	6,543	—	—	—	6,543
Property, plant and equipment	4,602	—	(4,602)	—	—	—	—	—
Deferred tax	1,740	—	(1,740)	—	—	—	—	—
Assets of disposal groups	195	—	(195)	—	—	—	—	—
Other assets	3,726	—	6,537	10,263	—	—	25	10,288
Total assets	738,056	—	—	738,056	561	(531)	25	738,111

Liabilities
Deposits by banks	46,898	(16,502)	(30,396)	—	—	—	—	—
Bank deposits	—	—	30,396	30,396	—	—	—	30,396
Customer accounts	398,036	(36,720)	(361,316)	—	—	—	—	—
Customer deposits	—	—	361,316	361,316	—	—	—	361,316
Debt securities in issue	30,559	(233)	(30,326)	—	—	—	—	—
Settlement balances	2,844	—	—	2,844	—	—	—	2,844
Trading liabilities	—	81,982	—	81,982	—	—	—	81,982
Short positions	28,527	(28,527)	—	—	—	—	—	—
Derivatives	154,506	—	—	154,506	—	—	—	154,506
Other financial liabilities	—	—	30,326	30,326	—	—	—	30,326
Subordinated liabilities	12,722	—	—	12,722	—	—	—	12,722
Other liabilities	14,871	—	—	14,871	—	85	41	14,997
Total liabilities	688,963	—	—	688,963	—	85	41	689,089

Total equity	49,093	—	—	49,093	561	(616)	(16)	49,022

Total liabilities and equity	738,056	—	—	738,056	561	(531)	25	738,111

The table below reflects the impact of IFRS 9 on total equity:

Total
£m
At 31 December 2017 - under IAS 39	49,093
Classification & measurement	561
- Mandatory fair value through profit or loss assets - adjustments following business model reviews (SPPI) (1)	579
- Equity shares held at cost under IAS 39 - fair value adjustments through FVOCI reserve	48
- Additional write-down of amortised cost assets	(66)
Expected credit losses	(616)
- Amortised cost assets	(531)
- Contingent liabilities and commitments	(85)
Tax	(16)
At 1 January 2018 - under IFRS on transition to IFRS 9	49,022

Note:

(1)	Includes £583 million credit in relation to loans to customers and £4 million debit in relation to debt securities.